Net income per share and common dividends (Tables)	12 Months Ended
Dec. 31, 2025
Net income per share and common dividends
Schedule of Basic and diluted income per share

	For the years ended December 31
In thousands of U.S. Dollars and shares, except per share amount	2025	2024	2023
Net income attributable to common stockholders	$36,072	$128,607	$113,408
Weighted average shares - Basic	40,625	41,656	41,130
Effect of dilutive RSUs	187	386	692
Weighted average shares - Diluted	40,812	42,042	41,822
Basic net income per share	$0.89	$3.09	$2.76
Diluted net income per share	$0.88	$3.06	$2.71